CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY - USD ($) $ in Thousands	Total	ATM Facility Member	Follow-on Public Offering [Member]	Share-Based Payment Arrangement [Member]	IPO [Member]	Common Stock [Member]	Common Stock [Member] ATM Facility Member	Common Stock [Member] Follow-on Public Offering [Member]	Common Stock [Member] Share-Based Payment Arrangement [Member]	Common Stock [Member] IPO [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] ATM Facility Member	Additional Paid-In Capital [Member] Follow-on Public Offering [Member]	Additional Paid-In Capital [Member] Share-Based Payment Arrangement [Member]	Additional Paid-In Capital [Member] IPO [Member]	Shares in Treasury [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2019	$ 62,508					$ 3					$ 185,588					$ (1,043)	$ (122,057)	$ 17
Beginning balance, shares at Dec. 31, 2019						32,951,329
Net loss	(44,836)																(44,836)
Stock-based compensation	4,971										4,971
Issuance of common stock			$ 14,037					$ 1					$ 14,036
Issuance of common stock, shares								3,750,000
Shares withheld for net share settlement, shares						(17,792)
Other comprehensive income (loss)	(17)																	(17)
Issuance of common stock and payment of minimum employee taxes withheld upon net share settlement of restricted stock units, amount				$ 212										$ 212
Issuance of common stock and payment of minimum employee taxes withheld upon net share settlement of restricted stock units, shares									381,507
Ending balance, shares at Dec. 31, 2020						37,065,044
Ending balance at Dec. 31, 2020	36,875					$ 4					204,807					(1,043)	(166,893)	$ 0
Net loss	(29,199)																(29,199)
Stock-based compensation	2,090										2,090
Issuance of common stock		$ 4,139										$ 4,139
Issuance of common stock, shares							1,438,647
Issuance of common stock and payment of minimum employee taxes withheld upon net share settlement of restricted stock units, amount				$ 227										$ 227
Issuance of common stock and payment of minimum employee taxes withheld upon net share settlement of restricted stock units, shares									270,303
Ending balance, shares at Dec. 31, 2021						38,773,994
Ending balance at Dec. 31, 2021	14,132					$ 4					211,263					(1,043)	(196,092)
Net loss	(16,891)																(16,891)
Stock-based compensation	3,998										3,998
Issuance of common stock		$ 111			$ 5,051					$ 1		$ 111			$ 5,050
Issuance of common stock, shares							2,006,108			3,880,000
Issuance of common stock upon exercise of pre-funded warrants										3,880,000
Cumulative Effect Of Adoption Of Lease Accounting Standard	832																832
Issuance of common stock and payment of minimum employee taxes withheld upon net share settlement of restricted stock units, shares									304,517
Ending balance, shares at Dec. 31, 2022						48,844,619
Ending balance at Dec. 31, 2022	$ 7,233					$ 5					$ 220,422					$ (1,043)	$ (212,151)